TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF TAXES PAYABLE

As of December 31, 2024 and 2023, taxes payable consisted of the following:

	As of
	December 31,	December 31,
	2024	2023
Income tax payable	$269,809	$1,686,790
Other tax payable	113,910	685,856
Total tax payable	$383,719	$2,372,646